GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Six Months Ended
	June 30, 2023	June 30, 2022
	US$ in thousands	US$ in thousands
Transaction cost	7,792	-
Advertising, Public and Investors Relations	1,526	-
Share based compensation	1,805	82
Professional services	718	545
Wages and salaries related	664	429
Travel expenses	379	4
Insurance	329	19
Office and maintenance	37	80
Depreciation and amortization	15	15
Others	86	26
Total	13,350	1,200

Security matters limited [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	December 31, 2022	December 31, 2021	December 31, 2020
Professional services	1,105	1,089	1,257
Wages and salaries related	935	752	409
Travel expenses	223	-	65
Office and maintenance	145	116	120
Share based compensation	137	331	436
Insurance	60	102	101
Depreciation and amortization	35	28	16
Other	83	64	43
Total	2,723	2,482	2,447